Equity - Issued Capital (Tables)	12 Months Ended
Dec. 31, 2024
Equity - Issued Capital [Abstract]
Schedule of Equity Issued Capital
	Consolidated
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2024	2023	2022
	Shares	Shares	Shares	$	$	$
Ordinary shares - fully paid	2,059,298,968	1,326,676,693	1,331,279,665	34,837,206	31,035,121	30,907,405

Schedule of Movements in Ordinary Share Capital

Movements in ordinary share capital

Details	Date	Shares	Issue price	$

Balance	January 1, 2022	321,936,715		20,640,735

Issue of IPO shares (net of warrant fair value)(*)		885,592,950	$0.01	9,237,295
Exercise of 450,000 pre-funded warrants		123,750,000	$0.023	2,819,835
Capital raising costs		-	-	(1,790,460)

Balance	December 31, 2022	1,331,279,665		30,907,405

Expiry of options		-		148,007
Cancelation of shares through small parcel buy back		(4,602,972)		(20,291)

Balance	December 31, 2023	1,326,676,693		31,035,121

Issue of shares (net of warrant fair value) under Registered Direct Offering(**)		133,889,525	$0.008	1,079,244
Exercise of 2,177,210 pre-funded warrants and private placement warrants		598,732,750	$0.005	3,132,612
Capital raising costs		-	-	(436,203)
Expiry of options		-		26,432

Balance	December 31, 2024	2,059,298,968		34,837,206

(*)	On August 24, 2022, the Company issued 3,220,338 units to shareholders in the Company’s August 2022 Nasdaq listing & IPO. Each unit consists of a single ADS and single pre-funded warrant exercisable to a single ADS. The warrants have an exercise price of $5.00, expiring August 24, 2027.

(**)	On January 30, 2024, the Company issued 1,416,354 pre-funded warrants at an offering price of $1.5499 under registered direct offering. One pre-funded warrant is exercisable to one ADS upon payment of the remaining $0.0001 per warrant. In addition, on January 30, 2024, in a concurrent private placement, the Company issued warrants to purchase up to an aggregate of 1,998,386 ADS at an exercise price of $1.55 per ADS, expiring January 30, 2029.

Schedule of Observable Market Conditions

The following assumptions were based on observable market conditions that existed on December 31, 2024 and 2023:

	At December 31, 2024		At December 31, 2023
Assumption Value methodology	Level 1	Level 1	Level 1	Level 1
Historical volatility	-	-	-	-
Exercise price	$5.0	$5.16	$5.0	$5.16
Share price	$0.800	$0.800	$0.367	$0.367
Risk-free interest rate	-	-	-	-
Dividend yield	-	-	-	-
Fair value per warrant	$0.800	$0.800	$0.367	$0.367

Schedule of Observable Market Conditions Issue

The following assumptions were based on observable market conditions that existed on December 31, 2024 and issue date:

	At December 31, 2024		At issue date
Assumption Value methodology	Pre-funded Level 2	Regular Level 2	Pre-funded Level 2	Regular Level 2
Historical volatility	92%	92%	86%	86%
Exercise price	$0.000	$1.550	$0.000	$1.550
Share price	$3.810	$3.810	$0.965	$0.965
Risk-free interest rate	4.4%	4.4%	4.3%	4.3%
Dividend yield	0%	0%	0%	0%
Fair value per warrant	$3.810	$2.260	$0.965	$0.406

Schedule of Fair Value Measurements

A summary of changes in August 2022 Warrants and January 2024 Warrants issued by the Company during the years ended December 31, 2024 and 2023 is as follows:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Balance as of January 1, 2023	$745,599	-	-	$745,599
Fair value loss recognized in consolidated statement of profit or loss and other comprehensive income	330,209	-	-	330,209
Warrant liability as of December 31, 2023	$1,075,808	-	-	$1,075,808
Warrants issued during the period	-	2,945,971	-	2,945,971
Transfer upon exercise	-	(3,132,614)	-	(3,132,614)
Fair value loss recognized in consolidated statement of profit or loss and other comprehensive income	1,269,276	2,982,480	-	4,251,756
Warrant liability as of December 31, 2024	$2,345,084	$2,795,837	-	$5,140,921